PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Aerospace & Defense — 3.5%
Airbus SE (France), ADR	19,587	$ 648,525
Boeing Co. (The)	13,390	5,107,214
		5,755,739
Banks — 2.0%
JPMorgan Chase & Co.	32,138	3,253,330
Biotechnology — 4.1%
Alexion Pharmaceuticals, Inc.*	20,748	2,804,715
BioMarin Pharmaceutical, Inc.*	19,557	1,737,248
Vertex Pharmaceuticals, Inc.*	11,965	2,200,962
		6,742,925
Capital Markets — 1.5%
S&P Global, Inc.	11,611	2,444,696
Chemicals — 0.9%
Albemarle Corp.(a)	18,782	1,539,748
Entertainment — 0.8%
Activision Blizzard, Inc.(a)	30,711	1,398,272
Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	24,162	5,850,587
Food Products — 1.3%
Mondelez International, Inc. (Class A Stock)	41,505	2,071,930
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	50,955	4,073,343
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	14,252	3,523,950
Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc. (Class A Stock)	35,994	4,502,489
Interactive Media & Services — 11.7%
Alphabet, Inc. (Class A Stock)*	3,089	3,635,413
Alphabet, Inc. (Class C Stock)*	5,353	6,280,728
Facebook, Inc. (Class A Stock)*	31,190	5,199,061
Tencent Holdings Ltd. (China), ADR(a)	92,526	4,254,346
		19,369,548
Internet & Direct Marketing Retail — 8.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	20,603	3,759,017
Amazon.com, Inc.*	6,157	10,964,078
		14,723,095
IT Services — 14.6%
Mastercard, Inc. (Class A Stock)	56,626	13,332,591
Visa, Inc. (Class A Stock)(a)	70,025	10,937,205
		24,269,796
Life Sciences Tools & Services — 3.3%
Illumina, Inc.*	17,405	5,407,559
Machinery — 0.9%
Caterpillar, Inc.	10,646	1,442,427
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.0%
Concho Resources, Inc.	20,586	$ 2,284,222
EOG Resources, Inc.	11,337	1,079,056
		3,363,278
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	32,374	1,544,564
Merck & Co., Inc.	21,329	1,773,933
		3,318,497
Road & Rail — 0.0%
Lyft, Inc. (Class A Stock)*	948	74,219
Software — 16.6%
Adobe, Inc.*	25,077	6,682,770
Microsoft Corp.	89,176	10,517,417
Red Hat, Inc.*	18,816	3,437,683
salesforce.com, Inc.*	43,967	6,963,054
		27,600,924
Specialty Retail — 1.4%
Home Depot, Inc. (The)	12,512	2,400,928
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	28,073	5,332,466
Textiles, Apparel & Luxury Goods — 8.4%
Kering SA (France), ADR	75,516	4,332,730
NIKE, Inc. (Class B Stock)	112,937	9,510,425
		13,843,155

Total Long-Term Investments (cost $61,776,466)		162,302,901
Short-Term Investments — 13.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,581,016	3,581,016
PGIM Institutional Money Market Fund (cost $19,360,858; includes $19,314,339 of cash collateral for securities on loan)(b)(w)	19,355,797	19,359,668

Total Short-Term Investments (cost $22,941,874)		22,940,684

TOTAL INVESTMENTS—111.7% (cost $84,718,340)		185,243,585

Liabilities in excess of other assets — (11.7)%		(19,419,759)

Net Assets — 100.0%		$ 165,823,826

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,166,303; cash collateral of $19,314,339 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2019 (unaudited)
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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